INCOME TAXES - Operating loss carryovers (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
U.S. Federal
INCOME TAXES
Net operating loss carryforwards	$ 23,200	$ 27,400
State
INCOME TAXES
Net operating loss carryforwards	$ 0	$ 0	$ 0